NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery
Vice President
Listing Qualifications

CGCINAS
001-35193

By Electronic Mail Only

June 1, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 1, 2011 The Nasdaq Stock Market (the "Exchange") received from Grifols, S.A. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares:
each representing one-half of one
non-voting (Class B) ordinary share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery